Document and Entity Information	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Document And Entity Information
Entity Registrant Name	NCM Financial	NCM Financial
Entity Central Index Key	0001530983	0001530983
Document Type	S-1	S-1
Document Period End Date	Sep. 30, 2014	Dec. 31, 2013
Amendment Flag	false	false
Current Fiscal Year End Date		--12-31
Is Entity a Well-known Seasoned Issuer?	No	No
Is Entity a Voluntary Filer?	No	No
Is Entity's Reporting Status Current?	Yes	No
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company
Document Fiscal Period Focus	Q3	FY
Document Fiscal Year Focus	2014	2013